Other financial liabilities	12 Months Ended
Dec. 31, 2022
Other financial liabilities
Other financial liabilities

19 Other financial liabilities

Other financial liabilities consist of customer deposits designated at fair value and debt securities in issue.

For accounting policy information see Accounting policies notes 3.8 and 3.11.

	2022	2021
	£m	£m
Customer deposits - designated as at fair value through profit or loss	1,050	568
Debt securities in issue
- MRELs	22,265	23,422
- Other medium term notes	16,419	12,430
- Commercial paper and certificates of deposit	5,672	9,153
- Covered bonds	2,842	2,886
- Securitisation	859	867
Total	49,107	49,326